CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2017
Common Stock [Member]
Stockholders' Equity, Reverse Stock Split	All references to ordinary shares amounts have been retroactively restated to reflect the 1:5 reverse shares Split, which was approved after balance sheet date, as if it had taken place as of the beginning of the earliest period presented.